Profiting From Volatility The Gateway Alternative
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Presented by: J. Patrick Rogers Chief Executive Officer and Portfolio Manager Harry E. Merriken Senior Vice President
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Required Disclosure Page Gateway Fund
Ten Years 6.73% 6.02% 5.54%
Five Years 5.54% 5.07% 4.49%
Average Annual Total Returns As of December 31, 2006 One Year 10.14% 9.44% 6.58%
Return Before Taxes Return After Taxes on Distributions* Return After Taxes on Distributions and Sale of Fund Shares*
An investor may be subject to additional fees and charges if The above after-tax returns data represents past performance and assumes the reinvestment of Your investment return shares, when redeemed, may be worth more or less than the original cost. Please call 800.354.6339 to obtain a The prospectus should be read carefully before you invest or send money. Gateway Fund performance data that is current to the most After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of Actual after-tax returns depend on your tax situation and may differ from those shown. Performance distributions, but does not reflect the deduction of taxes paid on distributions or on the redemption of your shares. The Gateway Fund prospectus contains this and other information regarding the Fund. Gateway Investment Advisers, L.P. and Thomson Financial Inc. Gateway Fund returns throughout this document are net of fees and expenses. the Fund is sold through intermediaries. * state and local taxes. are not relevant to you if you hold your Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. Past performance is no guarantee of future results. and principal value of an investment will fluctuate so that your Gateway advises an investor to consider the investment objectives, risks, charges and expenses of the Gateway Fund carefully before investing. prospectus or one is available on-line at www.gatewayfund.com. Current performance may be lower or higher than the performance data quoted. recent month-end is available by calling 800.354.6339 or by accessing our website at www.gatewayfund.com. Data Source:
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Why Alternative Investing
• tools more investment needing of range investors techniques broader for a of flexibility blends management advantage better stock/bond risk Taking Achieving than Improving
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A Focus How Do
Alternatives Add Value — On Risk-Adjusted Return
• equity convertible hedged risk return arbitrage, long/short, increasing decreasing merger than than — securities, more more distressed return risk inefficiencies Increase Decrease Exploit arbitrage,
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December 31, 2006 Based on Quarterly Data
January 1, 1988 –
Alternative View Of Allocation: Risk Allocation Return Annualized
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Risk — Standard Deviation
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Diversifying Fixed-Income Exposure With The Gateway Fund
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Risk and reward of portfolios comprised of combinations of the Gateway Fund and the Lehman Brothers U. S. Intermediate Government/Credit Bond Index, e.g. 100% Lehman and 0% Gateway Fund, 90% Lehman and 10% Gateway Fund, etc.
[Graphic Appears Here] Invest Like A Landlord Analogy:
Apartment building is the capital asset that creates cash flow from rental income.
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Asset Value
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Broadly diversified portfolio of stocks is capital asset that creates cash flow from call option premiums and dividends.
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Asset Value
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Investment Process Purchase basket of stocks to provide the potential for:
• yield stability dividend diversification and Broad Balance Enhanced
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Purchase cash-settled index put options* Sell cash-settled index call options
• for cash accepting exchange annual by in return monthly an appreciation of with supplied payment source least seller return future at cash Primary Written Provides flow Primary upfront uncertain
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• time significant of a of period impact short the a out-of-the-money in mitigate decline purchased to Acts market Puts
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Consistency And Lower Downside Risk Gateway –

Low Volatility Equity Bear Market Low Volatility —— —— — S&P 500 Index 16.61% 31.69% -3.11% 30.47% 7.62% 10.08% 1.32% 37.58% 22.96% 33.36% 28.57% 21.05% -9.11% -11.88% -22.10% 28.69% 10.87% 4.89% 15.80% —— —— —— —— — December 31, 2006 Lehman Bros. U.S. Intermediate Gvt/Credit Bond Index 6.67% 12.77% 9.16% 14.62% 7.17% 8.79% -1.93% 15.33% 4.05% 7.87% 8.43% 0.39% 10.10% 8.98% 9.82% 4.30% 3.04% 1.57% 4.07% —— — Gateway Fund 19.77% 19.45% 10.26% 17.79% 5.14% 7.40% 5.57% 11.04% 10.53% 12.35% 12.26% 12.97% 6.61% -3.53% -4.86% 11.61% 6.95% 4.66% 10.14% —— —— —— —— — January 1, 1988 – 1988 1989 1990 1991 1992 1993 1994 1995 1996 1997 1998 1999 2000 2001 2002 2003 2004 2005 2006 —— —— —— — High Volatility Equity Bull Market Equity Market Recovery Strategic Advantage: Implied

Usually Exceeds Realized
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Morningstar Long/Short Category * Data as of December 31, 2006
Comparison Facts

Morningstar Category 3.37% 3.0 Years 231% 163 million —— —
Average Long/Short $ —— —
Gateway Fund 0.95% 12.2 Years 9% 3,330 million —— —
$ — Expense Ratio Manager Tenure Turnover Rate Size —
Standard Deviation
Morningstar Average Long/Short Category 4.96% 7.38% —
Gateway Fund 2.32% 7.66% —
Three Years Five Years —
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Past performance is no guarantee of Disclosure. Morningstar See Required Disclosure on page 1 and Index Definitions on page 17. long-short category contains 126 funds (including different classes for funds) overall as See page 16 for Morningstar of December 31, 2006. future results. * The
Development Of Hedged Equity Strategy At Gateway Investment Advisers, L.P.
both calls and
in mid 1980s Gateway Fund Sub-advised funds Private accounts
Firm established in 1977 and developed covered call
strategies Strategy evolved to use of index options – puts – Use of puts helpful in hedging downside risk during market crash in October 1987 Managed over $7.1 billion as of 2/28/07 – – –
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Portfolio Placement: Client Focus Versus Product Focus
equity orientation alternatives with skewed reward versus risk diversifying into non-correlated assets such as real estate and fixed income orientation
Active — Passive — commodities
Growth of investment proceeds — Income — Risk management • •
Asset allocation should be focused on client objectives, not products Client objectives include: – – –
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Cumulative Performance Gateway Fund versus S&P 500 Index

The Upside Of Downside Vigilance: The
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Gvt/Credit Rising Interest Rates? Gateway Performance Negatively Correlated During Negative Quarters For LB Int
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During this time period, only the negative quarters of the Lehman Brothers U. S. Intermediate Government/Credit Bond Index are compared to the performance of the Gateway Fund during Quarters are ranked lowest to highest performance for the Lehman Brothers the same quarters.
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Gateway Performance . . . Flat Equity Markets?
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Still With Less Risk Competitive Returns –
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It Past Quarters are ranked lowest to highest through December 31, 2006. will be successful. chart. This chart eliminates the extremes of the S&P 500 Index performance: See Required Disclosure on page 1 and Index Definitions on There can be no assurance that any investment strategy Not all quarters during this time period are represented in this performance for the S&P 500 Index. Any quarterly S&P 500 Index return that is greater than 5% or lower than -5% has been eliminated. includes 37 of the 76 quarters during the period January 1, 1988 performance is no guarantee of future results. page 17.
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Rating The top 10% of and ten-year (if 53 funds With respect to these Morningstar stars, the next 35% receive 3 stars, (Each share class is counted as a Disclosure short stocks or indexes with the calculates a Rating for a fund is derived from a Rating of three stars overall, four In addition, they also Morningstar Morningstar The Gateway Fund was rated against the following Morningstar prices will go down. The Overall
Morningstar long-short category consists of funds that typically buy stocks (or take “long” Risk-Adjusted Return measure that accounts for variation in a fund’s Rating metrics.
Morningstar Morningstar
Morningstar positions) just like other equity funds. based on a monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. funds in each category receive 5 stars, the next 22.5% receive 4 the next 22.5% receive 2 stars and the bottom 10% receive 1 star. fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) weighted average of the performance figures associated with its three-, five- applicable) numbers of long-short funds over the following time periods as of February 28, 2007: overall, 53 funds in the last three years and 42 funds in the last five years. long-short funds, the Gateway Fund received a stars for the three-year period and three stars for the five-year period. The expectation that these securities’ For each fund with at least a three-year history,
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The S&P is the intermediate is the long component of the covers the universe of fixed-rate, non- Returns for this Index Definitions is a widely recognized measure of performance for the U. S. stock market. measures monthly return equivalents of yield The Index consists of the last one-month issue.

S&P 500 Index Lehman Brothers U. S. Intermediate Government/Credit Bond Index Lehman Brothers U. S. Long Government/Credit Bond Index Lehman Brothers U. S. Corporate High Yield Index Citigroup One-Month Treasury Bill Index
The 500 Index figures represent the prices of a capitalization-weighted index of 500 common stocks and assume reinvestment of all dividends paid on the stocks in the index. The component of the Lehman Brothers U. S. Government/Credit Index and is a widely recognized index which features a blend of U. S. Treasury, government-sponsored (U. S. Agency and supranational), mortgage and corporate securities limited to a maturity of no more than ten years. The Lehman Brothers U. S. Government/Credit Index and is a widely recognized index which features a blend of U. S. Treasury, government-sponsored (U. S. Agency and supranational), mortgage and corporate securities limited to a maturity of more than ten years. The investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. The averages that are not marked to market. index are calculated on a monthly basis only.

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Extreme Equity Markets? Gateway Performance . . .
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It Quarters are ranked lowest to extremes of the S&P 500 Index 5% and -5% has been eliminated. chart. This chart shows the Not all quarters during this time period are represented in this highest performance for the S&P 500 Index. Any quarterly S&P 500 Index return that is between performance:
Gvt/Credit Gateway Performance Uncorrelated During Positive Quarters For LB Int

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During this time period, only the positive quarters of the Lehman Brothers U. S. Intermediate Government/Credit Bond Index are compared to the performance of the Gateway Fund during Quarters are ranked lowest to highest performance for the Lehman Brothers the same quarters.

· future of 17. guarantee page on successful. no is be Definitions will performance Index strategy Past and 1 investment Index. page Bond on any Disclosure that assurance Required no Government/Credit be See can Intermediate results. There S.
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